Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 CNY Segment	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Deng Yuqiang [Member]	Dec. 31, 2014 Chang Yingming [Member]	Dec. 31, 2014 Zhang Xiangdong [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Minimum [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2014 Minimum [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2014 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
USD to CNY translation rate	6.2046
Cash restricted from withdrawal			$ 0
Off-balance-sheet credit exposure	0	0
Intangible asset useful life							1 year			10 years
Goodwill impairment loss	0	0
Concentration risk, percentage								10.00%	10.00%
Business tax							3.00%			5.00%
Value added tax rate	6.00%
Threshold percentage of likelihood of the realization of the Income tax positions required to be measured at largest amount	50.00%
Number of operating segment	1
Percentage ownership of the VIEs the Parent has exclusive option to acquire			100.00%
Interest-free loans lent to VIEs' nominee equity holders for the sole purpose of their contribution of VIEs' registered capital	14,600,000
Term of master exclusive service agreements	10 years
Ordinary shares holding percentage				20.54%	0.55%	4.39%
Amounts due from a related parties	6,366,986		1,026,172
Assets pledged as collateral			$ 0